Basis of Presentation, Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Composition of Investment Securities

The following table sets forth the composition of the Company’s investment securities (in thousands) as of December 31, 2014:

			Unrealized
As of December 31, 2014	Maturity in Years	Amortized Cost	Gains	Losses	Fair Value
Corporate debt securities	Less than 1 year	$70,521	$—	$(8)	$70,513

The following table sets forth the composition of the Company’s investment securities (in thousands):

As of December 31, 2014	Maturity in Years	Amortized Cost	Unrealized		Fair Value
			Gains	Losses
Corporate debt securities	Less than 1 year	$70,521	$—	$(8)	$70,513

As of December 31, 2013	Maturity in Years	Amortized Cost	Unrealized		Fair Value
			Gains	Losses
Corporate debt securities	Less than 1 year	$10,465	$2	$—	$10,467

Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	Nine Months Ended September 30,
	2015	2014
Warrants for common stock	152,735	206,340
Common stock options and restricted stock units	1,527,098	2,527,067

	1,679,833	2,733,407

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	Years Ended December 31,
	2014	2013
Redeemable convertible preferred stock	—	10,179,372
Convertible preferred stock	—	971,820
Warrants for convertible preferred stock	—	231,821
Warrants for common stock	206,340	702
Common stock options	2,408,634	1,543,667

	2,614,974	12,927,382